SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2025
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 8:-	SHAREHOLDERS’ EQUITY

a.	Share capital: Ordinary shares confer upon their holders voting rights, the right to receive cash dividends and the right to share in excess assets upon liquidation of the Company.

b.
Stock option plans:

Description of plans:

In October 2008, the Company’s Board of Directors adopted the 2008 Stock Incentive Plan (the “2008 Plan”) with 1,000,000 shares or stock options available for grant and a sub-plan to enable qualified optionees certain tax benefits under the Israeli Income Tax Ordinance. Among the incentives that may be adopted are stock options, performance share awards, performance share unit awards, restricted shares, RSUs awards and other stock-based awards. During the years commencing in 2010 and through June 30, 2025, the Company’s Board of Directors approved, in the aggregate, an increase of 12,209,361 shares to the number of shares available for grant under the 2008 Plan, bringing the total number of shares available for grant to 13,209,361. As of June 30, 2025, an aggregate of 223,000 shares were available for future grants under the 2008 Plan.

The options granted under the 2008 Plan during the six months ended June 30, 2025, have vesting restrictions, valuations and contractual lives in similar nature to those described in Note 11 of the Notes to the Company’s consolidated annual financial statements for the year ended December 31, 2024.

During the six months ended June 30, 2025, the Company granted restricted stock units (RSUs), including performance-based RSUs which are subject to market conditions (“PSUs”). These PSUs generally vest over a four-year period of continued employment.

In addition, the Company approved the issuance of additional PSUs, some of which are also subject to performance conditions, contingent upon shareholder approval. As of June 30, 2025, such shareholder approval had not yet been obtained. Accordingly, no share-based compensation expense was recognized in respect of these awards.

Options granted to employees and directors:

The fair value of the Company’s stock options granted in the six months ended June 30, 2025 and 2024 was estimated using the following weighted average assumptions:

	Six months ended June 30,
	2025	2024

Risk free interest	4.36%	4.35% - 4.56%
Dividend yields	0%	0%
Volatility	43.26%	47.9% - 49.0%
Expected term (in years)	3.82	3.83

A summary of employees’ and directors’ option balances under the 2008 Plan as of June 30, 2025 and changes during the six months then ended are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2025	5,290,625	$6.6	3.6	$1,060
Granted	910,000	$6.6
Exercised	(267,257)	$6.0
Forfeited and cancelled	(213,125)	$7.7

Outstanding as of June 30, 2025	5,720,243	$6.4	3.5	$4,583

Exercisable as of June 30, 2025	2,733,576	$6.5	2.7	$369

The weighted-average grant-date fair value of options granted during the six months ended June 30, 2025 and 2024 were $2.32 and $2.22, respectively. The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company’s closing stock price and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on that date. These amounts changed based on the fair market value of the Company’s stock.

PSUs granted to employees:

A summary of the Company’s PSUs balances under the 2008 Plan as of June 30, 2025 and changes during the six months then ended are as follows:

Number of PSUs

Outstanding at January 1, 2025	-
Granted	737,500
Vested	-
Forfeited and cancelled	(20,500)

Outstanding as of June 30, 2025	717,000

The weighted-average grant-date fair value of PSUs granted during the six months ended June 30, 2025 were $5.73.

The fair value of the Company’s PSUs granted in the six months ended June 30, 2025 was estimated using the following weighted average assumptions:

Six months ended June 30,
2025

Risk free interest	4.27% - 4.35%
Volatility	44.17%
Expected term (in years)	1- 4
Minimal share price for vesting	5.25

c.
During the six months ended June 30, 2025 and 2024, the stock-based compensation expenses, including with respect to the Service Based Earn-Out and the Additional Earn-Out Consideration, as defined in Note 15, were recognized in the condensed interim consolidated statement of income in the following line items:

	Six months ended
	June 30,
	2025	2024

Cost of revenue of products	$216	$136
Cost of revenue of services	186	164
Research and development expenses, net	672	356
Selling and marketing expenses	556	305
General and administrative expenses	443	2,927

	$2,073	$3,888